Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Major Customer And Geographic Information [Abstract]
Schedule Of Revenues By Geographic Areas

	Year ended December 31,
	2013	2012	2011
Europe	$546,699	$561,142	$552,379
North America	860,653	909,395	890,686
Israel	705,683	519,852	697,261
Latin America	282,957	258,761	165,516
Asia Pacific	448,133	568,458	459,952
Other	81,026	70,999	51,671
	$2,925,151	$2,888,607	$2,817,465

Schedule Of Revenues By Areas Of Operations

	Year ended December 31,
	2013	2012	2011
Airborne systems	$1,133,101	$1,054,468	$969,446
Land vehicles systems	309,287	374,487	405,294
C4ISR systems	1,071,370	1,017,638	996,382
Electro-optic systems	313,904	324,135	300,158
Other (*)	97,489	117,879	146,185
	$2,925,151	$2,888,607	$2,817,465

(*)    Mainly non-defense engineering and production services.

Schedule Of Major Customer Data

	Year ended December 31,
	2013	2012	2011
IMOD	22%	15%	23%
U.S. Government	6%	8%	8%

Schedule Of Long Lived Assets By Geographic Areas

	Year ended December 31,
	2013	2012	2011
Israel	$910,213	$863,945	$875,935
U.S.	179,243	208,309	208,640
Other	61,702	144,594	196,105
	$1,151,158	$1,216,848	$1,280,680